FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable securities	$ 20,604	$ 165,695
Liabilities:
Less current maturities	(15,844)
Carrying Value
Assets:
Cash and cash equivalents	749,977	704,153
Marketable securities	20,604	165,695
Liabilities:
Less current maturities	(15,844)
Long-term debt	(580,000)	(95,844)
Carrying Value | Long-term marketable equity securities
Assets:
Long-term investments	31,244	74,691
Fair Value
Assets:
Cash and cash equivalents	749,977	704,153
Marketable securities	20,604	165,695
Liabilities:
Less current maturities	(15,875)
Long-term debt	(581,994)	(93,339)
Fair Value | Long-term marketable equity securities
Assets:
Long-term investments	$ 31,244	$ 74,691